Summary of significant accounting policies - Long term investments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) entity	Dec. 31, 2018 CNY (¥) entity	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term investments
Number of significant influence entities held | entity	2	2
Cash consideration on disposal of equity interest			¥ 16,500,000
Gain on disposal of equity interest			1,500,000
Acquired equity interest through nominee arrangement
Long-term investments
Payments to acquire equity interest			¥ 40,000,000
Equity interest acquired (in percentage)			40.00%
Jiangxi Ruijing
Long-term investments
Payments to acquire equity interest	$ 32,724,893	¥ 225,000,000
Equity interest acquired (in percentage)	15.00%	15.00%
Private entities
Long-term investments
Payments to acquire equity interest			¥ 15,000,000
Payments to acquire cost method investment				¥ 15,000,000
Equity interest acquired (in percentage)			10.00%	2.78%